Consolidated Statements of Profit or Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
REVENUES	$ 1,466	$ 1,096	$ 843
COST OF REVENUES	791	583	512
GROSS PROFIT	675	513	331
OPERATING EXPENSES:
Research and development expenses	2,414	1,608	1,085
Selling and marketing expenses	5,542	4,051	2,892
General and administrative expenses	1,925	2,150	2,123
Listing expenses			1,579
TOTAL OPERATING EXPENSES	9,881	7,809	7,679
OPERATING LOSS	(9,206)	(7,296)	(7,348)
FINANCE EXPENSES	(3,496)	(975)	(1,854)
FINANCE INCOME	955	2,959	282
FINANCIAL INCOME (EXPENSES), net	(2,541)	1,984	(1,572)
LOSS BEFORE TAXES ON INCOME	(11,747)	(5,312)	(8,920)
TAXES ON INCOME	(6)	(1)	(2)
NET LOSS FOR THE YEAR	$ (11,753)	$ (5,313)	$ (8,922)
BASIC LOSS PER SHARE (IN DOLLARS)	$ (0.33)	$ (0.29)	$ (0.77)
DILUTED LOSS PER SHARE (IN DOLLARS)	$ (0.35)	$ (0.29)	$ (0.77)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC LOSS PER SHARE	35,302	18,433	11,527
DILUTED LOSS PER SHARE	35,646	18,433	11,527